3. Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Significant Accounting Policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

Revenue recognition

The Company provides research and development services to third parties based on both Company and third party owned intellectual property. Such services are performed on a “best efforts” basis without a guarantee of technological or commercial success. For some research programs, Affimed has entered into collaborations with other companies that provide the Company with funding or other resources such as access to technologies. From time to time, the Company also licenses its intellectual property to third parties who use it to develop product candidates.

Collaboration and license agreements are evaluated to determine whether they involve multiple elements that can be considered separate units of accounting. To date, the Company has not licensed or sold its intellectual property without continuing involvement by providing the related research and development services. Accordingly, the results under the Company’s collaboration and license agreements have not qualified as separate units of accounting.

Revenue from collaborative or other research service agreements is recognized according to the stage of completion.

Milestone payments are contingent upon the achievement of contractually stipulated targets. The achievement of these targets or milestones depends largely on meeting specific requirements laid out in the respective agreement. Consideration that is contingent upon achievement of a milestone is recognized in its entirety as revenue in the period in which the milestone is achieved, but only if the consideration earned from the achievement of a milestone meets all the criteria for the milestone to be considered substantive at the inception of the agreement. For a milestone to be considered substantive, the consideration earned by achieving the milestone must (i) be commensurate with the Company’s performance to achieve the milestone, (ii) relate solely to past performance, and (iii) be reasonable relative to all results and payment terms subject to the respective agreement.

Non-refundable upfront research funding that generally has no stand-alone value to the customer and requires continuing involvement in the form of research and development services or other efforts by the Company is recognized as revenue ratably over the term of the service agreement which is the period of performance.

Research and development

Costs incurred related to research activities are expensed in the period incurred. Costs incurred on development projects are recognized as intangible assets beginning on the date it can be established that it is probable that future economic benefits attributable to the asset will flow to the Company considering its technological and commercial feasibility. Given the current stage of the development of the Company’s product candidates and technologies, no development expenditures have yet been capitalized. Intellectual property-related costs for patents are part of the expenditure for the research and development projects. Therefore, registration costs for patents are expensed when incurred as long as the research and development project concerned does not meet the criteria for capitalization.

Employee benefits

(i)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under a short-term cash bonus, if (a) the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and (b) the obligation can be estimated reliably.

(ii)	Share-based payment transactions

The Company’s share-based payment awards outstanding as of December 31, 2016 and 2017, are classified as equity-settled share-based plans. The fair value of share-based equity-settled awards granted to employees is measured at grant date and compensation cost is recognized over the vesting period with a corresponding increase in equity. Share-based payment awards with non-employees are measured and recognized when services are received. Fair value is estimated using the Black-Scholes-Merton formula. The formula determines the value of an option based on input parameters like the value of the underlying instrument, the exercise price, the expected volatility of share price returns, dividends, the risk-free interest rate and the time to maturity of the option. The number of stock options expected to vest is estimated at each measurement date.

Government grants

The Company receives certain government grants that support its research effort in specific projects. These grants generally provide for reimbursement of approved costs incurred as defined in the respective grants. Income in respect of grants also includes contributions towards the costs of research and development. Income is recognized when costs under each grant are incurred in accordance with the terms and conditions of the grant and the collectability of the receivable is reasonably assured.

Government grants relating to costs are deferred and recognized in the income statement over the period necessary to match them with the costs they are intended to compensate. When the cash in relation to recognized government grants is not yet received the amount is included as a receivable on the statement of financial position.

The Company recognizes income from government grants under ‘Other income - net’ in the consolidated statement of comprehensive loss.

Lease payments

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease.

Finance income and finance costs

Finance income comprises interest income from interest bearing bank deposits. Interest income is recognized as it accrues using the effective interest method.

Finance costs comprise interest expense on borrowings and, in 2016, includes losses from early extinguishment of debt.

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Non-derivative financial assets

The Company’s non-derivative financial assets include trade and other receivables, cash and cash equivalents and, in 2016, certificates of deposit at banks with original maturities of more than three months.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets and are subsequently carried at amortized cost using the effective interest method.

Cash and cash equivalents comprise cash balances and call deposits with original maturities of three months or less.

(ii)	Non-derivative financial liabilities

The Company’s classes of financial liabilities are borrowings and trade and other payables. The Company initially recognizes non-derivative financial liabilities on the date that they are originated and measures them at amortized cost using the effective interest rate method. The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

(iii)	Compound financial instruments

The Company entered into certain loan agreements pursuant to which it issued warrants to purchase common shares of the Company at the option of the respective holders (see note 17). The number of shares to be issued does not vary with changes in their fair value.

The liability component of the loans was recognized initially at the fair value of a similar liability without a warrant. The equity component was recognized initially at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Subsequent to initial recognition, the liability component is measured at amortized cost using the effective interest method. The equity component is not re-measured subsequent to initial recognition.

In 2017, the Company entered into a convertible note agreement (see note 13). The Company designated the combined contract consisting of the loan component and the conversion feature embedded in the loan agreement at fair value through profit and loss and recognizes changes of fair value re-measured on a recurring basis in ‘Finance income / (costs) – net.’

(iv)	Derivatives

The Company acquired warrants to purchase common shares of Amphivena Therapeutics Inc. (“Amphivena”) at a specified price (see note 13). Initially, the warrants were recognized at fair value. Subsequently the fair value is re-measured on a recurring basis with changes recognized in ‘Finance income / (costs) – net.’

Impairment

(i)	Trade and other receivables

Trade and other receivables are assessed at each reporting date to determine whether there is objective evidence that they are impaired. Trade or other receivables are impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the receivable, and such loss event had a negative effect on the estimated future cash flows of that receivable that can be estimated reliably. Loss events include indications that a debtor is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization.

All receivables are assessed for specific impairment. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss. No impairments or reversals of impairments were recognized in 2015, 2016 or 2017.

(ii)	Intangible assets and leasehold improvements and equipment

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss is recognized as the amount by which an asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Non- financial assets that were previously impaired are reviewed for possible reversal of the impairment at each reporting date.

Income taxes

Income taxes comprise current and deferred tax. Current and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and adjustments to taxes payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences associated with assets and liabilities if the transaction which led to their initial recognition is a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss.

Deferred tax is measured at tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are presented net if there is a legally enforceable right to offset.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Fair Value Measurement

All assets and liabilities for which fair value is recognized in the consolidated financial statements are organized in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

•	Level 1 – Prices for identical assets or liabilities quoted in active markets (non-adjusted)

•	Level 2 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is directly or indirectly observable for on the market

•	Level 3 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is not directly or indirectly observable for on the market

The carrying amount of all trade and other receivables, certificates of deposit, cash and cash equivalents and trade and other payables is a reasonable approximation of the fair value and therefore information about the fair values of those financial instruments has not been disclosed. The measurement of warrants and the convertible note designated at fair value through profit as well as the note disclosure for the fair value of a loan (financial liability) is based on level 2 measurement procedures (see notes 13 and 17).

Loss per share

Loss per common share is calculated by dividing the loss of the period by the weighted average number of common shares outstanding during the period.

The Company has granted warrants under certain loan agreements (see note 17) and options under share-based payment programs (see note 16) which potentially have a dilutive effect; no instruments actually had a dilutive effect.

Critical judgments and accounting estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these financial statements, the critical judgments made by management in applying the Company's accounting policies resulted in the following accounting estimates:

(i)	Share-based payments

The fair value of stock options issued by Affimed N.V. is estimated using the Black-Scholes-Merton formula. The formula determines the value of an option based on input parameters like the value of the underlying instrument, the exercise price, the expected volatility of share price returns, dividends, the risk-free interest rate and the time to maturity of the option. The fair value of share-based equity-settled compensation plans is measured at grant date and compensation cost is recognized over the vesting period with a corresponding increase in equity. The number of stock options expected to vest is estimated at each measurement date.

(ii)	Revenue recognition

Elements of consideration in collaboration and license agreements are non-refundable up-front research funding payments, technology access fees and milestone payments. Generally, the Company has continuing performance obligations and therefore up-front payments are deferred and the related revenues recognized in the period of the expected performance. Technology access fees are generally deferred and recognized over the expected term of the research service agreement on a straight-line basis.

The Company estimates that the achievement of a milestone reflects a stage of completion under the terms of the agreements and recognizes revenue when a milestone is achieved. If the research service is cancelled due to technical failure, the remaining deferred revenues from upfront payments are recognized.

(iii)	Accrued expenses

The Company estimates its accrued expenses reviewing quotations and contracts, identifying services that have been performed on its behalf, estimating the level of service performed and the associated cost incurred for the service when Affimed has not yet been invoiced or otherwise notified of the actual cost. The majority of Affimed’s service providers invoice monthly in arrears for services performed or when contractual milestones are met. Affimed makes estimates of its accrued expenses as of each balance sheet date in the consolidated financial statements based on facts and circumstances known to it at that time. Affimed periodically confirms the accuracy of its estimates with the service providers and makes adjustments as necessary.

New standards and interpretations applied for the first time

No new accounting standards adopted in 2017 had a material impact on Affimed’s consolidated financial statements.

New standards and interpretations not yet adopted

The following new standards and amendments to standards are effective for annual periods beginning after December 31, 2017, and have not been applied in preparing these consolidated financial statements.

Standard / Amendment	Effective Date [1]

IFRS 15 Revenue from Contracts with Customers	January 1, 2018
IFRS 9 Financial Instruments (2014)	January 1, 2018
IFRS 16 Leases	January 1, 2019
Clarifications to IFRS 15 Revenue from Contracts with Customers	January 1, 2018
Amendments to IFRS 2: Classification and Measurement of Share-based Payment Transactions	January 1, 2018
Annual Improvements to IFRS Standards 2014-2016 Cycle (IFRS 1, IAS 28)	January 1, 2018
Amendments to IFRS 9: Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures	January 1, 2019
Annual Improvements to IFRS Standards 2015-2017 Cycle	January 1, 2019

[1] Shall apply for periods beginning on or after the effective date.

The Company assessed the potential impact that IFRS 9, 15 or 16 will have on its consolidated financial statements. The other amended standards are not expected to have a significant effect on the consolidated financial statements of the Company.

IFRS 9 (Financial Instruments)

Classification

The standard contains a new classification and measurement approach for financial instruments that reflects the business model in which assets are managed and their cash flow characteristics. Based on the new measurement requirements, Affimed will recognize its preferred shares in Amphivena at fair value and will increase retained earnings by approximately €7 million before taxes as of January 1, 2018.

Hedge Accounting

The new hedge accounting requirements will not have an impact on the consolidated financial statements as the Company does not have contracts or transactions which qualify for hedge accounting.

Impairment

The new introduced impairment rules replace the ‘incurred loss’ model in IAS 39 with a forward looking ‘expected credit loss’ (“ECL”) model. This requires considerable judgement as to how changes in economic factors affect ECLs, which will be determined on a probability-weighted basis. Under IFRS 9, the Company has decided to measure loss allowances on the following basis:

-	Cash and cash equivalents and financial assets: The Company determines the counterparties’ 12-month ECLs that result from possible default events within the 12 months after the reporting date based on the probability of default according to the Bloomberg database.

-	Trade receivables: The Company determines the counterparties’ lifetime ECLs that result from all possible default events over the expected life of a financial instrument based on an estimated rating and corresponding probability of default rates according to the Bloomberg database.

Based on this methodology, incurred losses on cash and cash equivalents and on trade and other receivables as of December 31, 2017 would have no material impact on the consolidated financial statements.

IFRS 15 (Revenue from contracts with customers)

IFRS 15 (Revenue from contracts with customers) establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue, IAS 11 Construction Contracts and IFRIC 13 Customer Loyalty Programs. IFRS 15 has not been applied yet by Affimed but application will be required for periods beginning on or after January 1, 2018.

Affimed has finalized the assessment of all contracts with customers and IFRS 15 has no impact on the revenue recognition policy and revenue from current collaboration and service agreements which is recognized according to the stage of completion.

IFRS 16 (Leases)

The new standard specifies how to recognize, measure, present and disclose lease agreements. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Affimed will be required to recognize “right-of-use” assets related to its premises rented and certain equipment leased. During the next year, the Company will gather and update information related to leases, assess extension and termination options as well as possible exemptions and identify the appropriate discount rate.